Summary of Significant Accounting Policies - Schedule Of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive securities	27,047,746	117,720
Convertible Notes Payable [Member]
Anti-dilutive securities	892,857
Warrant[Member]
Anti-dilutive securities	24,466,783	117,720
Stock Option [Member]
Anti-dilutive securities	1,688,106